ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Liability for Future Policy Benefit, by Product Segment [Line Items]
Separate accounts reserve	$ 2,793.3
Individual Annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	163.9
(b) At book value less current surrender charge of 5% or more	1.1
(c) At fair value	607.9
(d) Total with adjustment or at fair value (Total of 1 through 3)	772.9
(e) At book value without adjustment (minimal or no charge or adjustment)	236.4
2. Not subject to discretionary withdrawal	68.9
3. Total (Gross: Direct + Assumed)	1,078.2
4. Reinsurance ceded	470.3
5. Total (net) (3) - (4)	607.9
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 0.0
(a) With fair value adjustment	15.20%
(b) At book value less current surrender charge of 5% or more	0.10%
(c) At fair value	56.40%
(d) Total with adjustment or at fair value (Total of 1 through 3)	71.70%
(e) At book value without adjustment (minimal or no charge or adjustment)	21.90%
2. Not subject to discretionary withdrawal	6.40%
3. Total (Gross: Direct + Assumed)	100.00%
Individual Annuities | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	$ 163.9
(b) At book value less current surrender charge of 5% or more	1.1
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	165.0
(e) At book value without adjustment (minimal or no charge or adjustment)	236.4
2. Not subject to discretionary withdrawal	68.9
3. Total (Gross: Direct + Assumed)	470.3
4. Reinsurance ceded	470.3
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Individual Annuities | Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct + Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Individual Annuities | Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	607.9
(d) Total with adjustment or at fair value (Total of 1 through 3)	607.9
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct + Assumed)	607.9
4. Reinsurance ceded	0.0
5. Total (net) (3) - (4)	607.9
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Group Annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	1.4
2. Not subject to discretionary withdrawal	1.2
3. Total (Gross: Direct + Assumed)	2.6
4. Reinsurance ceded	2.6
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 0.0
(a) With fair value adjustment	0.00%
(b) At book value less current surrender charge of 5% or more	0.00%
(c) At fair value	0.00%
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.00%
(e) At book value without adjustment (minimal or no charge or adjustment)	53.90%
2. Not subject to discretionary withdrawal	46.10%
3. Total (Gross: Direct + Assumed)	100.00%
Group Annuities | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	$ 0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	1.4
2. Not subject to discretionary withdrawal	1.2
3. Total (Gross: Direct + Assumed)	2.6
4. Reinsurance ceded	2.6
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Group Annuities | Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct + Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Group Annuities | Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct + Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Deposit-Type Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	51.1
2. Not subject to discretionary withdrawal	1.0
3. Total (Gross: Direct + Assumed)	52.1
4. Reinsurance ceded	47.6
5. Total (net) (3) - (4)	4.5
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 0.0
(a) With fair value adjustment	0.00%
(b) At book value less current surrender charge of 5% or more	0.00%
(c) At fair value	0.00%
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.00%
(e) At book value without adjustment (minimal or no charge or adjustment)	98.20%
2. Not subject to discretionary withdrawal	1.80%
3. Total (Gross: Direct + Assumed)	100.00%
Deposit-Type Contracts | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	$ 0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	51.1
2. Not subject to discretionary withdrawal	1.0
3. Total (Gross: Direct + Assumed)	52.1
4. Reinsurance ceded	47.6
5. Total (net) (3) - (4)	4.5
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Deposit-Type Contracts | Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct + Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Deposit-Type Contracts | Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct + Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (3) - (4)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Ceded As Part of a Modified Coinsurance Basis Treated with Protective
Liability for Future Policy Benefit, by Product Segment [Line Items]
Separate accounts reserve	$ 607.9